Income Taxes - Significant Components of Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥ 8,473	¥ 16,941	¥ 6,401
Equity in net income (loss) of an affiliated company	22	22	(6)
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	44	0	(33)
Foreign currency translation adjustment	16	43
Pension liability adjustment	2	196	(122)
Total income taxes	¥ 8,557	¥ 17,202	¥ 6,240